Note 15 - Earnings (Loss) Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) as per consolidated statement of income	$ 27,059	$ 208,455	$ (35,703)	$ 243,449
Dividend to preferred shareholders - net of tax	1,821	2,842	6,538	8,658
Earnings (loss) available to shareholders	$ 25,238	$ 205,613	$ (42,241)	$ 234,791
Basic weighted average shares outstanding (in shares)	149,309,905	146,859,332	149,012,066	146,914,251
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.17	$ 1.40	$ (0.28)	$ 1.60
DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) available to shareholders	$ 25,238	$ 205,613	$ (42,241)	$ 234,791
Increase (decrease) through conversion of convertible instruments, equity	3,913	4,884		14,474
Adjusted earnings (loss) available to shareholders	$ 29,151	$ 210,497	$ (42,241)	$ 249,265
Basic weighted average shares outstanding (in shares)	149,309,905	146,859,332	149,012,066	146,914,251
Restricted share grants (in shares)	2,238,518	2,807,661	2,548,751	2,761,033
Deferred share grants (in shares)	151,472	89,210	134,458	94,347
Convertible debentures (in shares)	28,440,256	38,804,494	39,574,831	38,804,494
Shares outstanding on a diluted basis (in shares)	180,140,151	188,560,697	191,270,106	188,574,125
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.16	$ 1.12	$ (0.28)	$ 1.32